Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 22,932,778	$ 38,407,560	$ 49,114,329
Accumulated Amortization	(8,562,352)	(8,060,653)	(3,341,774)
Net Carrying Amount	14,370,426	30,346,489	45,772,555
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,792,893	5,835,512	7,396,804
Accumulated Amortization	(492,501)	(578,960)	(257,018)
Net Carrying Amount	2,300,392	5,256,552	7,139,786
Developed Technology and Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,216,263	10,109,366	25,231,659
Accumulated Amortization	(3,236,298)	(1,935,018)	(1,242,605)
Net Carrying Amount	5,979,965	8,174,348	23,989,054
Gaming Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	720,975	1,317,567	1,752,612
Accumulated Amortization	(720,975)	(774,760)	(573,876)
Net Carrying Amount		542,807	1,178,736
Player Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,976,373	20,920,029	13,956,083
Accumulated Amortization	(4,097,935)	(4,757,813)	(1,253,135)
Net Carrying Amount	5,878,438	16,162,216	12,702,948
Internal-use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	226,274	225,086	777,171
Accumulated Amortization	(14,643)	(14,520)	(15,140)
Net Carrying Amount	$ 211,631	$ 210,566	$ 762,031